Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	4,171,638	3,412,281
Common stock, shares outstanding	4,171,638	3,412,281
Series A convertible preferred stock [Member]
Preferred stock, shares issued	0	50,000
Preferred stock, shares outstanding	0	50,000